Commitments and contingencies - Purchase commitments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Commitments and contingencies
Purchase commitments related to purchase of space	$ 0	$ 0